Cover	Jun. 23, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 23, 2026, HeartSciences Inc., a Texas corporation (“HeartSciences” or “Parent”), filed a Current Report on Form 8-K (the “Initial Form 8-K”) with the U.S. Securities and Exchange Commission (“SEC”) announcing the entry into an Agreement and Plan of Merger (the “Merger Agreement”) among Parent, Fortitude Mining Holdings, Inc., a Delaware corporation (“Fortitude”), Fortitude Mining HoldCo, LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of Fortitude (“HoldCo”), and Cordis Acquisition, LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of Parent. The transactions contemplated by the Merger Agreement are referred to herein as the “Proposed Transaction.” The Initial Form 8-K was previously amended by the filing of Amendment No. 1 on Form 8-K/A with the SEC on July 27, 2026 (“Amendment No. 1”) and Amendment No. 2 on Form 8-K/A filed with the SEC on August 19, 2026 (“Amendment No. 2”). This Amendment No. 3 on Form 8-K/A (this “Amendment”) is being filed solely for the purpose of (i) supplementing Item 9.01(a) of the Initial Form 8-K, Amendment No. 1 and Amendment No. 2 to provide Fortitude’s unaudited interim financial statements as of and for the nine months ended September 30, 2026 and 2025, and (ii) providing Fortitude’s Management’s Discussion and Analysis of Financial Condition and Results of Operations as of September 30, 2026 and for the nine month periods ended September 30, 2026 and 2025. This Amendment should be read in conjunction with the Initial Form 8-K, Amendment No. 1 and Amendment No. 2.
Document Period End Date	Jun. 23, 2026
Entity File Number	001-41422
Entity Registrant Name	HEARTSCIENCES INC.
Entity Central Index Key	0001468492
Entity Tax Identification Number	26-1344466
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	550 Reserve Street
Entity Address, Address Line Two	Suite 360
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	682
Local Phone Number	237-7781
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	HSCS
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	HSCSW
Security Exchange Name	NASDAQ